Consolidated Income Statement - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Income Statement [Abstract]
Shipping revenues		$ 567,835	$ 556,075	$ 450,381
Other revenues	[1]	3,938	4,481	3,764
Total revenues		571,773	560,556	454,146
Gain on sale of vessels		0	0	19,513
Operating expenses
Voyage expenses		(179,623)	(165,667)	(185,502)
Vessel operating expenses		(78,594)	(75,429)	(73,809)
Depreciation and amortization		(111,884)	(108,902)	(123,255)
Reversal of prior impairment charges		27,909	0	0
General and administrative expense		(18,944)	(17,448)	(16,889)
Total operating expenses		(361,136)	(367,447)	(399,455)
Operating income		210,637	193,110	74,204
Share of profit from associated companies		0	0	1,327
Interest income		3,918	4,485	1,076
Interest expense		(30,399)	(33,061)	(26,197)
Fair value gain/(loss) on derivative financial liabilities		0	(504)	14,983
Other financial (expense)/income		(2,088)	(1,984)	(2,826)
Profit/(loss) before tax		182,069	162,046	62,567
Income tax expense		(608)	(649)	(587)
Profit/(loss) for the year		181,460	161,397	61,979
Attributable to the owners of non-controlling interest		84	43	459
Attributable to the owners of parent		$ 181,377	$ 161,353	$ 61,520
Attributable to the owners of parent:
Basic earnings/(loss) per share (in dollars per share)		$ 1.12	$ 0.99	$ 0.37
Diluted earnings/(loss) per share (in dollars per share)		$ 1.12	$ 0.99	$ 0.37
Weighted average number of shares (basic) (in shares)		161,354,507	162,178,499	164,692,954
Weighted average number of shares (diluted) (in shares)		161,441,782	162,356,735	164,850,091

[1]	Other revenues mainly relate to technical management services provided and are presented in accordance with IFRS 15.